SEGMENT REPORTING (Schedule of Net Revenue, Operating Costs and Expenses, Operating Income, and Total Assets By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total net revenue	$ 1,800.8	$ 773.1	$ 530.1
Total cost of revenues and operating expenses	1,722.9
Segment profit (loss)	43.8	3.0	$ (48.0)
Total assets	2,547.5	$ 766.2
External Customer [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 1,800.8
Inter Segment [Member]
Segment Reporting Information [Line Items]
Total net revenue
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ 2,186.0
Total cost of revenues and operating expenses	2,104.1
Segment profit (loss)	47.8
Total assets	2,933.8
Operating Segments [Member] | SolarOne Group [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,338.9
Total cost of revenues and operating expenses	1,258.4
Segment profit (loss)	33.8
Total assets	2,027.8
Operating Segments [Member] | Q CELLS [Member]
Segment Reporting Information [Line Items]
Total net revenue	847.1
Total cost of revenues and operating expenses	845.7
Segment profit (loss)	14.0
Total assets	906.0
Operating Segments [Member] | External Customer [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,800.8
Operating Segments [Member] | External Customer [Member] | SolarOne Group [Member]
Segment Reporting Information [Line Items]
Total net revenue	1,280.2
Operating Segments [Member] | External Customer [Member] | Q CELLS [Member]
Segment Reporting Information [Line Items]
Total net revenue	520.6
Operating Segments [Member] | Inter Segment [Member]
Segment Reporting Information [Line Items]
Total net revenue	385.2
Operating Segments [Member] | Inter Segment [Member] | SolarOne Group [Member]
Segment Reporting Information [Line Items]
Total net revenue	58.7
Operating Segments [Member] | Inter Segment [Member] | Q CELLS [Member]
Segment Reporting Information [Line Items]
Total net revenue	326.5
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total net revenue	(385.2)
Total cost of revenues and operating expenses	(381.2)
Segment profit (loss)	(4.0)
Total assets	$ (386.3)
Intersegment Eliminations [Member] | External Customer [Member]
Segment Reporting Information [Line Items]
Total net revenue
Intersegment Eliminations [Member] | Inter Segment [Member]
Segment Reporting Information [Line Items]
Total net revenue	$ (385.2)